Cost Of Revenues	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Revenue [Abstract]
COST OF REVENUES
NOTE 13:	COST OF REVENUES

	Year ended December 31
	2025	2024	2023
	USD thousands

Programmatic	43,250	38,942	44,385
Performance	11,729	22,078	17,885

Cost of Revenues	54,979	61,020	62,270